 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2006

ITEM 1.      REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners Capital Preservation Fund

SEMI-ANNUAL REPORT

APRIL 30, 2006

LEGG MASON

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners
Capital Preservation Fund

Semi-Annual Report • April 30, 2006

What’s
Inside

Fund Objective

The objective of the Fund during the Guarantee Period is to seek some capital growth while preserving principal. During the Post Guarantee Period, the Fund expects to seek long-term growth of capital.

Letter from the Chairman	I
Fund at a Glance	1
Fund Expenses	2
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	15
Additional Shareholder Information	25

“Smith Barney”, “Salomon Brothers” and ”Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, fourth quarter gross domestic product (“GDP”)[i] growth slipped to 1.7% . This marked the first quarter that GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with GDP rising an estimated 5.3% . The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

     The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the reporting period. Since it began its tightening campaign in June 2004, the Fed has increased rates 15 consecutive times, bringing the federal funds rateiii from 1.00% to 4.75% . The Fed then raised rates to 5.00% on May 10th, after the end of the reporting period. Coinciding with this latest move, the Fed said that the “extent and timing” of further rate hikes would depend on future eco nomic data.

     For the six-month period ended April 30, 2006, the U.S. stock market generated solid results, with the S&P 500 Indexiv returning 9.63% . While high oil and commodity prices, steadily rising interest rates, and geopolitical issues triggered periods of market volatility, investors generally remained focused on the positive economic environment and strong corporate profits. Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the Russell 2000[v], Russell Midcapvi and Russell 1000vii Indexes returning 18.91%, 14.35%, and 9.92%, respectively. From an investment style perspective, value stocks outperformed growth stocks, with the Russell

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Legg Mason Partners Capital Preservation Fund     I

3000 Valueviii and Russell 3000 Growthix Indexes returning 13.27% and 8.19%, respectively, over the reporting period.

     Both short- and long term yields rose over the reporting period. During the six-months ended April 30, 2006, two-year Treasury yields increased from 4.42% to 4.87% . Over the same period, 10-year Treasury yields moved from 4.58% to 5.07% . During part of the reporting period the yield curve was inverted, with the yield on two-year Treasuries surpassing that of 10-year Treasuries. An inverted yield curve has historically foreshadowed an economic slowdown or recession. However, some experts, including new Chairman Bernanke, believe the inverted yield curve was largely a function of strong foreign demand for longer-term bonds. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Index[x], returned 0.56% .

Performance Review

For the six months ended April 30, 2006, Class A shares of the Legg Mason Partners Capital Preservation Fund, excluding sales charges, returned 1.15% . In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index returned 9.63% and 0.56%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1] increased 4.15% over the same time frame.

Performance Snapshot as of April 30, 2006 (excluding sales charges) (unaudited)

6 Months

Capital Preservation Fund—Class A Shares	1.15%

S&P 500 Index	9.63%

Lehman Brothers U.S. Aggregate Index	0.56%

Lipper Mixed-Asset Target Allocation Conservation Funds Category Average	4.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Performance figures reflect fee waivers and/or reimbursements, without which the performance would have been lower.

Excluding sales charges, Class B shares returned 0.82% and Class C shares returned 0.81% over the six months ended April 30, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 317 funds in the Fund’s Lipper category, and excluding sales charges.

II     Legg Mason Partners Capital Preservation Fund

Special Shareholder Notices

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders previously approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

     Effective April 1, 2006, the fixed-income component and asset allocation of the Fund is managed by a team led by Alex Romeo. Mr. Romeo is assisted by Emin R. Rasulov, investment officer of the Manager, who will assist Mr. Romeo in the day-to-day management of the fixed income component and the allocation of fund assets between the equity and fixed income components. Both Mr. Romeo and Mr. Rasulov are Portfolio Managers of Batterymarch Financial Management, Inc., which, like the Manager, is a subsidiary of Legg Mason.

     Prior to April 7, 2006, the Fund operated under the name of Smith Barney Capital Preservation Fund. The Fund’s investment strategy and objective have not changed as a result of this name change.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

     Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners Capital Preservation Fund     III

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals. Sincerely,

R. Jay Gerken, CFA
President, Chairman and Chief Executive Officer

May 25, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: On April 30, 2006, the Fund’s assets were largely invested in fixed income securities, and as a result, the Fund may not be able to increase significantly its equity component even if interest rates go up and/or the equity markets improve. Use of the fixed income component during the Guarantee Period reduces the Fund’s ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. If the value of the stock component were to decline substantially during the Guarantee Period or upon the occurrence of certain non-market-related events, the Fund may be completely and irreversibly 100% reallocated to fixed income. The terms of a Financial Guarantee Agreement executed in connection with the Guarantee impose certain limitations on the manner in which the Fund may be managed during the Guarantee Period. The Financial Guarantee Agreement could limit the manager’s ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the Fund’s prospectus for more information on these and other risks.

When you hold your investment until the end of the five-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your account value at the end of the Offering Period, reduced to reflect any redemptions, dividends and distributions received in cash and certain fund expenses, such as taxes and extraordinary expenses. If you choose to redeem your investment on any day other than the Guarantee Maturity Date, your shares will be redeemed at the current NAV and the amount returned could be less than that invested. The guarantee is based on your account value the business day before the Guarantee Period and does not apply to any earnings realized during the Guarantee Period. As with the sale of any securities, a taxable event may occur if the Fund liquidates securities for asset allocation purposes or at the end of the Guarantee Period. Please keep in mind that the Fund’s NAV will fluctuate. After the Guarantee Period ends, your investment will no longer be protected by the guarantee and will be subject to possible loss of principal. Any exchange into another fund will constitute a taxable event. Fund allocations may change at any time.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

v	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

x	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

IV     Legg Mason Partners Capital Preservation Fund

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report     1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on November 1, 2005 and held for the six months ended April 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	1.15%	$1,000.00	$1,011.50	1.85%	$ 9.23

Class B	0.82	1,000.00	1,008.20	2.57	12.80

Class C	0.81	1,000.00	1,008.10	2.55	12.70

(1)	For the six months ended April 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2     Legg Mason Partners Capital Preservation Fund2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,015.62	1.85%	$ 9.25

Class B	5.00	1,000.00	1,012.05	2.57	12.82

Class C	5.00	1,000.00	1,012.15	2.55	12.72

(1)	For the six months ended April 30, 2006.

(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report     3

Schedule of Investments (April 30, 2006) (unaudited)

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 84.6%
U.S. Government Obligations — 84.6%
	U.S. Treasury STRIPS:
$266,726,000	4.882% due 5/15/07 (a)	$253,592,145
1,358	4.863% due 8/15/07	1,276

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $256,028,922)	253,593,421

Shares

COMMON STOCKS — 11.2%
CONSUMER DISCRETIONARY — 1.3%
Hotels, Restaurants & Leisure — 0.1%
6,878	McDonald’s Corp.	237,772

Internet & Catalog Retail — 0.4%
21,024	Amazon.com Inc.*	740,255
4,893	eBay Inc.*	168,368
7,107	IAC/InterActiveCorp.*	205,179

	Total Internet & Catalog Retail	1,113,802

Media — 0.6%
6,693	Comcast Corp., Special Class A Shares*	206,345
5,354	Gannett Co. Inc.	294,470
40,513	Time Warner Inc.	704,926
28,113	Walt Disney Co.	786,040

	Total Media	1,991,781

Specialty Retail — 0.2%
5,583	Bed Bath & Beyond Inc.*	214,108
11,520	Home Depot Inc.	459,994

	Total Specialty Retail	674,102

	TOTAL CONSUMER DISCRETIONARY	4,017,457

CONSUMER STAPLES — 1.2%
Beverages — 0.3%
11,390	Coca-Cola Co.	477,924
5,606	PepsiCo Inc.	326,494

	Total Beverages	804,418

Food & Staples Retailing — 0.2%
4,665	Costco Wholesale Corp.	253,916
3,747	Wal-Mart Stores Inc.	168,728
4,780	Walgreen Co.	200,425

	Total Food & Staples Retailing	623,069

See Notes to Financial Statements.

4     Legg Mason Partners Capital Preservation Fund2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Food Products — 0.4%
4,192	General Mills Inc.	$206,833
5,419	Hershey Co.	289,050
6,122	Kraft Foods Inc., Class A Shares	191,251
6,438	Wm. Wrigley Jr. Co.	303,037
1,609	Wm. Wrigley Jr. Co., Class B	75,784

	Total Food Products	1,065,955

Household Products — 0.3%
4,838	Kimberly-Clark Corp.	283,168
11,248	Procter & Gamble Co.	654,746

	Total Household Products	937,914

	TOTAL CONSUMER STAPLES	3,431,356

ENERGY — 1.2%
Energy Equipment & Services — 0.1%
5,676	Schlumberger Ltd.	392,438

Oil, Gas & Consumable Fuels — 1.1%
4,440	BP PLC, Sponsored ADR	327,317
8,366	Chevron Corp.	510,493
7,489	ConocoPhillips	501,014
31,234	EnCana Corp.	1,563,262
5,685	Exxon Mobil Corp.	358,610

	Total Oil, Gas & Consumable Fuels	3,260,696

	TOTAL ENERGY	3,653,134

FINANCIALS — 1.8%
Capital Markets — 0.6%
14,335	Merrill Lynch & Co. Inc.	1,093,187
9,845	Morgan Stanley	633,034

	Total Capital Markets	1,726,221

Commercial Banks — 0.2%
6,019	Bank of America Corp.	300,468
3,811	Wells Fargo & Co.	261,778

	Total Commercial Banks	562,246

Insurance — 0.8%
7,672	American International Group Inc.	500,598
15	Berkshire Hathaway Inc., Class A Shares*	1,335,000
4,846	Chubb Corp.	249,763
11,111	St. Paul Travelers Cos. Inc.	489,217

	Total Insurance	2,574,578

Real Estate Investment Trusts (REITs) — 0.2%
14,108	Forest City Enterprises Inc., Class A Shares	636,835

	TOTAL FINANCIALS	5,499,880

See Notes to Financial Statements.

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report     5

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

HEALTH CARE — 1.5%
Biotechnology — 0.8%
10,500	Amgen Inc.*	$710,850
11,803	Biogen Idec Inc.*	529,365
16,257	Genentech Inc.*	1,295,845

	Total Biotechnology	2,536,060

Pharmaceuticals — 0.7%
9,796	Eli Lilly & Co.	518,404
7,731	Johnson & Johnson	453,114
34,417	Pfizer Inc.	871,783
4,964	Wyeth	241,598

	Total Pharmaceuticals	2,084,899

	TOTAL HEALTH CARE	4,620,959

INDUSTRIALS — 1.2%
Aerospace & Defense — 0.1%
5,057	United Technologies Corp.	317,630

Air Freight & Logistics — 0.2%
6,927	United Parcel Service Inc., Class B Shares	561,572

Commercial Services & Supplies — 0.2%
13,029	Waste Management Inc.	488,066

Electrical Equipment — 0.0%
2,030	American Power Conversion Corp.	45,147

Industrial Conglomerates — 0.6%
7,443	3M Co.	635,855
26,044	General Electric Co.	900,862
8,139	Tyco International Ltd.	214,463

	Total Industrial Conglomerates	1,751,180

Road & Rail — 0.1%
8,416	Florida East Coast Industries Inc.	470,455

	TOTAL INDUSTRIALS	3,634,050

INFORMATION TECHNOLOGY — 1.9%
Communications Equipment — 0.6%
20,722	Cisco Systems Inc.*	434,126
19,733	Juniper Networks Inc.*	364,666
31,404	Motorola Inc.	670,475
5,441	QUALCOMM Inc.	279,341

	Total Communications Equipment	1,748,608

Computers & Peripherals — 0.2%
6,485	Dell Inc.*	169,907
10,059	EMC Corp.*	135,897
1,373	Hewlett-Packard Co.	44,582
3,656	International Business Machines Corp.	301,035

	Total Computers & Peripherals	651,421

See Notes to Financial Statements.

6     Legg Mason Partners Capital Preservation Fund2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued

Shares	Security	Value

Internet Software & Services — 0.2%
5,631	Akamai Technologies Inc.*	$189,708
11,565	Yahoo! Inc.*	379,101

	Total Internet Software & Services	568,809

IT Services — 0.1%
4,613	Automatic Data Processing Inc.	203,341

Semiconductors & Semiconductor Equipment — 0.4%
23,549	Intel Corp.	470,509
21,754	Texas Instruments Inc.	755,081

	Total Semiconductors & Semiconductor Equipment	1,225,590

Software — 0.4%
8,297	Electronic Arts Inc.*	471,270
20,049	Microsoft Corp.	484,183
8,575	Red Hat Inc.*	252,019
4,466	Symantec Corp.*	73,153

	Total Software	1,280,625

	TOTAL INFORMATION TECHNOLOGY	5,678,394

MATERIALS — 0.5%
Chemicals — 0.2%
8,419	E.I. du Pont de Nemours & Co.	371,278
4,295	PPG Industries Inc.	288,280

	Total Chemicals	659,558

Metals & Mining — 0.2%
7,643	Alcoa Inc.	258,180
3,655	Newmont Mining Corp.	213,306

	Total Metals & Mining	471,486

Paper & Forest Products — 0.1%
3,729	Weyerhaeuser Co.	262,783

	TOTAL MATERIALS	1,393,827

TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
9,749	AT&T Inc.	255,521
9,488	Verizon Communications Inc.	313,389

	TOTAL TELECOMMUNICATION SERVICES	568,910

See Notes to Financial Statements.

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report 7

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

UTILITIES — 0.4%
Electric Utilities — 0.3%
24,755	Duke Energy Corp.	$720,866

Multi-Utilities — 0.1%
6,466	Ameren Corp.	325,692

	TOTAL UTILITIES	1,046,558

	TOTAL COMMON STOCKS
	(Cost — $29,695,466)	33,544,525

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $285,724,388)	287,137,946

Face
Amount

SHORT-TERM INVESTMENTS — 4.6%
Repurchase Agreement — 4.4%
$ 13,309,000	State Street Bank & Trust Co., dated 4/28/06, 4.250%
	due 5/1/06; Proceeds at maturity — $13,313,714;
	(Fully collateralized by U.S. Treasury Bond, 8.125%
	due 8/15/19; Market value — $13,576,025)
	(Cost — $13,309,000)	13,309,000

U.S. Government Obligation — 0.2%
500,000	U.S. Treasury Bills, due 6/15/06 (a)(b)
	(Cost — $496,969)	497,179

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $13,805,969)	13,806,179

	TOTAL INVESTMENTS — 100.4% (Cost — $299,530,357#)	300,944,125
	Liabilities in Excess of Other Assets — (0.4)%	(1,108,103)

	TOTAL NET ASSETS — 100.0%	$299,836,022

*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ADR — American Depositary Receipt STRIPS — Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

8 Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report

Statement of Assets and Liabilities (April 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $299,530,357)	$300,944,125
Cash	1,781
Receivable for securities sold	114,147
Dividends and interest receivable	20,237
Receivable from broker — variation margin on open futures contracts	2,000
Prepaid expenses	416

Total Assets	301,082,706

LIABILITIES:
Payable for Fund shares repurchased	360,262
Distribution fees payable	225,813
Investment management fee payable	187,803
Guarantee fee payable	187,803
Payable for securities purchased	113,700
Trustees’ fees payable	9,430
Accrued expenses	161,873

Total Liabilities	1,246,684

Total Net Assets	$299,836,022

NET ASSETS:
Par value (Note 7)	$274
Paid-in capital in excess of par value	319,294,822
Undistributed net investment income	622,799
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(21,507,267)
Net unrealized appreciation on investments, futures contracts and foreign currencies	1,425,394

Total Net Assets	$299,836,022

Shares Outstanding:
Class A	3,595,897

Class B	21,524,418

Class C	2,308,113

Net Asset Value:
Class A (and redemption price)	$10.96

Class B*	$10.93

Class C*	$10.93

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$11.54	**

*	Redemption price is NAV of Class B and C shares reduced by 5.00% (sliding scale) and 1.00% CDSC (if shares are redeemed within one year), respectively (See Note 2).

**	Based upon a single purchase of less than $25,000.

See Notes to Financial Statements.

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report 9

Statement of Operations (For the six months ended April 30, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$5,849,882
Dividends	294,959
Less: Foreign taxes withheld	(1,024)

Total Investment Income	6,143,817

EXPENSES:
Distribution fees (Notes 2 and 4)	1,488,640
Investment management fee (Note 2)	1,235,870
Guarantee fees (Note 6)	1,235,870
Transfer agent fees (Notes 2 and 4)	70,330
Legal fees	30,440
Shareholder reports (Note 4)	22,535
Custody fees	18,511
Trustees’ fees	16,008
Audit and tax	14,650
Insurance	4,505
Registration fees	32
Miscellaneous expenses	1,742

Total Expenses	4,139,133
Less: Fee waivers and/or expense reimbursements (Notes 2 and 9)	(86,484)

Net Expenses	4,052,649

Net Investment Income	2,091,168

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	2,584,328
Futures contracts	111,477
Foreign currency transactions	17

Net Realized Gain	2,695,822

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(1,807,329)
Futures contracts	9,559
Foreign currencies	2

Change in Net Unrealized Appreciation/Depreciation	(1,797,768)

Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	898,054

Increase in Net Assets From Operations	$2,989,222

See Notes to Financial Statements.

10 Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended April 30, 2006 (unaudited)
and the year ended October 31, 2005
	2006	2005

OPERATIONS:
Net investment income	$2,091,168	$6,449,980
Net realized gain	2,695,822	10,274,157
Change in net unrealized appreciation/depreciation	(1,797,768)	(20,540,585)

Increase (Decrease) in Net Assets From Operations	2,989,222	(3,816,448)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(6,300,019)	(6,901,043)

Decrease in Net Assets From Distributions to Shareholders	(6,300,019)	(6,901,043)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	66,645	210,263
Reinvestment of distributions	5,929,173	6,501,860
Cost of shares repurchased	(67,854,232)	(157,188,658)

Decrease in Net Assets From Fund Share Transactions	(61,858,414)	(150,476,535)

Decrease in Net Assets	(65,169,211)	(161,194,026)
NET ASSETS:
Beginning of period	365,005,233	526,199,259

End of period*	$299,836,022	$365,005,233

* Includes undistributed net investment income of:	$622,799	$4,831,650

See Notes to Financial Statements.

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report 11

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended
October 31, unless otherwise noted:

Class A Shares(1)	2006	(2)	2005	2004	2003	2002	(3)

Net Asset Value, Beginning of Period	$11.11		$11.35	$11.50	$11.38	$11.40

Income (Loss) From Operations:
Net investment income	0.10		0.24	0.21	0.22	0.10
Net realized and unrealized gain (loss)	0.03		(0.25)	(0.12)	0.04	(0.11)

Total Income (Loss) From Operations	0.13		(0.01)	0.09	0.26	(0.01)

Less Distributions From:
Net investment income	(0.28)		(0.23)	(0.24)	(0.14)	(0.01)

Total Distributions	(0.28)		(0.23)	(0.24)	(0.14)	(0.01)

Net Asset Value, End of Period	$10.96		$11.11	$11.35	$11.50	$11.38

Total Return(4)	1.15%		(0.11)%	0.82%	2.34%	(0.09)%

Net Assets, End of Period (000s)	$39,420		$47,344	$64,546	$84,831	$116,466

Ratios to Average Net Assets:
Gross expenses	1.87	%(5)	1.87%	1.89%	1.93%	1.97	%(5)
Net expenses(6)	1.85	(5)(7)	1.69 (7)	1.88 (7)	1.93	1.82	(5)(7)
Net investment income	1.90	(5)	2.12	1.83	1.94	1.59	(5)

Portfolio Turnover Rate	1%		4%	2%	13%	47%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	For the period April 3, 2002 (inception date) to October 31, 2002.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A will not exceed 1.95%.

(7)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

12 Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended
October 31, unless otherwise noted:

Class B Shares(1)	2006	(2)	2005	2004	2003	2002	(3)

Net Asset Value, Beginning of Period	$11.03		$11.27	$11.41	$11.34	$11.40

Income (Loss) From Operations:
Net investment income	0.06		0.15	0.12	0.14	0.06
Net realized and unrealized gain (loss)	0.03		(0.25)	(0.10)	0.03	(0.11)

Total Income (Loss) From Operations	0.09		(0.10)	0.02	0.17	(0.05)

Less Distributions From:
Net investment income	(0.19)		(0.14)	(0.16)	(0.10)	(0.01)

Total Distributions	(0.19)		(0.14)	(0.16)	(0.10)	(0.01)

Net Asset Value, End of Period	$10.93		$11.03	$11.27	$11.41	$11.34

Total Return(4)	0.82%		(0.87)%	0.15%	1.52%	(0.48)%

Net Assets, End of Period (000s)	$235,189		$283,044	$403,316	$524,947	$605,061

Ratios to Average Net Assets:
Gross expenses	2.62	%(5)	2.62%	2.64%	2.68%	2.66	%(5)
Net expenses(6)	2.57	(5)(7)	2.45 (7)	2.63 (7)	2.68	2.52	(5)(7)
Net investment income	1.18	(5)	1.37	1.08	1.19	0.87	(5)

Portfolio Turnover Rate	1%		4%	2%	13%	47%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	For the period April 3, 2002 (inception date) to October 31, 2002.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B will not exceed 2.70%.

(7)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report 13

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended
October 31, unless otherwise noted:

Class C Shares(1)	2006	(2)	2005	2004	2003	2002	(3)

Net Asset Value, Beginning of Period	$11.03		$11.27	$11.42	$11.34	$11.40

Income (Loss) From Operations:
Net investment income	0.07		0.15	0.12	0.14	0.06
Net realized and unrealized gain (loss)	0.02		(0.25)	(0.11)	0.04	(0.11)

Total Income (Loss) From Operations	0.09		(0.10)	0.01	0.18	(0.05)

Less Distributions From:
Net investment income	(0.19)		(0.14)	(0.16)	(0.10)	(0.01)

Total Distributions	(0.19)		(0.14)	(0.16)	(0.10)	(0.01)

Net Asset Value, End of Period	$10.93		$11.03	$11.27	$11.42	$11.34

Total Return(4)	0.81%		(0.87)%	0.06%	1.60%	(0.48)%

Net Assets, End of Period (000s)	$25,227		$34,617	$58,337	$100,359	$150,586

Ratios to Average Net Assets:
Gross expenses	2.62	%(5)	2.62%	2.64%	2.68%	2.66	%(5)
Net expenses(6)	2.55	(5)(7)	2.46 (7)	2.63 (7)	2.68	2.52	(5)(7)
Net investment income	1.20	(5)	1.36	1.07	1.19	0.87	(5)

Portfolio Turnover Rate	1%		4%	2%	13%	47%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	For the period April 3, 2002 (inception date) to October 31, 2002.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C will not exceed 2.70%.

(7)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

14 Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Capital Preservation Fund (formerly known as Smith Barney Capital Preservation Fund) (the “Fund”), is a separate diversified investment fund of Legg Mason Partners Trust II (formerly known as Smith Barney Trust II) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

     (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     (c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report 15

Notes to Financial Statements (unaudited) (continued)

     The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

     (d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

     (e) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     (f ) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

     (g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from

16 Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     (h) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

     (i) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

     (j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

     (k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (the “Manager” or “SBFM”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s existing investment management contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

     Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report 17

Notes to Financial Statements (unaudited) (continued)

     Prior to the Legg Mason transaction and under the new investment management agreement effective December 1, 2005, the Fund pays the Manager a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

     During the six months ended April 30, 2006, the Fund’s Class A, B and C shares had voluntary expense limitations in place of 1.95%, 2.70% and 2.70%, respectively. The expense limitations are voluntary and can be terminated at any time.

     During the six months ended April 30, 2006, the Manager Fee waivers and/or expense reimbursement amounted to $86,484.

     The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC and Primerica Shareholder Services (‘PSS”), another subsidiary of Citigroup, acted as the Fund’s sub-transfer agents. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC and PSS were responsible for shareholder recordkeeping and financial processing for all shareholder accounts and were paid by CTB. For the period ended April 30, 2006, the Fund paid transfer agent fees of $167,241 to CTB.

     The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”) and PFS Investments Inc. (“PFS”), both subsidiaries of Citigroup, and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plan. CGM, PFS and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

     There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

     For the period ended April 30, 2006, LMIS, PFS, and CGM and its affiliates received no initial sales charges on sales of the Fund’s Class A shares. In addition, for the period ended April 30, 2006, CDSCs paid to LMIS, PFS, and CGM and its affiliates were approximately:

Class B

CDSCs	$105,444

18 Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     The Trustees of the Fund have adopted a Retirement Plan (the “Plan”), for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which such applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with the Manager for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, three other Trustees received full payments under the Plan. The Fund’s allocated share of the liability at April 30, 2006 was $9,052.

     Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

		U.S. Government &
	Investments	Agency Obligations

Purchases	$ 2,364,204	—

Sales	12,054,352	$64,291,956

     At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,122,183
Gross unrealized depreciation	(3,708,415)

Net unrealized appreciation	$1,413,768

     At April 30, 2006, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P 500 Index	10	6/06	$3,278,124	$3,289,750	$11,626

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report 19

Notes to Financial Statements (unaudited) (continued)

4. Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2006, class specific expenses were as follows:

	Distribution	Transfer	Shareholder
	Fees	Agent Fees	Reports Expenses

Class A	$53,062	$9,062	$2,597
Class B	1,287,438	54,970	17,552
Class C	148,140	6,298	2,386

Total	$1,488,640	$70,330	$22,535

5. Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	April 30, 2006	October 31, 2005

Net Investment Income
Class A	$1,095,764	$1,253,499
Class B	4,654,304	4,944,905
Class C	549,951	702,639

Total	$6,300,019	$6,901,043

6. The Guarantee

Provided that all distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that on the Guarantee Maturity Date, as described in the prospectus, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder’s account as of the close of business on May 31, 2002, less certain expenses. The Fund’s guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation (the “Guarantor”) pursuant to a financial guarantee insurance policy issued by the Guarantor for the benefit of the shareholders of the Fund. The Guarantor has earned triple-A ratings, the highest ratings available from Moody’s Investors Service, Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc., and Fitch Ratings Service. These ratings are an essential part of the Guarantor’s ability to provide credit enhancement. The Fund pays the Guarantor a fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. The guarantee fees amounted to $1,235,870 for the six months ended April 30, 2006. This fee is calculated daily and paid monthly. Please see the prospectus for more information relating to the guarantee arrangement.

20 Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7. Shares of Beneficial Interest

At April 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

     Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005

	Shares	Amount	Shares	Amount

Class A
Shares sold	6,018	$65,879	18,882	$209,875
Shares issued on reinvestment	97,499	1,063,715	109,545	1,219,232
Shares repurchased	(769,478)	(8,474,676)	(1,553,093)	(17,271,013)

Net Decrease	(665,961)	$(7,345,082)	(1,424,666)	$(15,841,906)

Class B
Shares sold	103	$766	15	$388
Shares issued on reinvestment	399,947	4,359,419	416,602	4,632,607
Shares repurchased	(4,546,427)	(49,770,205)	(10,541,676)	(116,710,489)

Net Decrease	(4,146,377)	$(45,410,020)	(10,125,059)	$(112,077,494)

Class C
Shares issued on reinvestment	46,425	$506,039	58,455	$650,021
Shares repurchased	(877,774)	(9,609,351)	(2,096,370)	(23,207,156)

Net Decrease	(831,349)	$(9,103,312)	(2,037,915)	$(22,557,135)

8. Capital Loss Carryforward

On October 31, 2005, the Fund had a net capital loss carryforward of approximately $23,824,286 which expires on 10/31/2010. This amount will be available to offset like amounts of any future taxable gains.

9. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to rec-

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report 21

Notes to Financial Statements (unaudited) (continued)

ommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

     The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or subtransfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

     Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC based in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission

22 Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

     On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and it affiliates to continue to render services to the Funds under their respective contracts.

*      *      *

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Fund’s investment manager believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

     As of the date of this report, the Fund’s investment mangaer and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

     The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

11. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report 23

Notes to Financial Statements (unaudited) (continued)

Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/ or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

     Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

24 Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held to approve a new management agreement. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes for the matter voted on at the Special Meeting of Shareholders.

Approval of New Management Agreement

				Broker
Item Voted On	Votes For	Votes Against	Abstentions	Non-Votes

New Management Agreement	188,253,706.604	5,077,355.018	7,737,168.233	1,310,793.710

Legg Mason Partners Capital Preservation Fund 2006 Semi-Annual Report 25

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Legg Mason Partners Capital Preservation Fund

TRUSTEES
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

OFFICERS
R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino
Chief Financial Officer and
Treasurer

Ted P. Becker
Chief Compliance Officer

John Chiota
Chief Anti-Money Laundering
Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer	INVESTMENT MANAGER
Smith Barney Fund
     Management LLC

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC
PFS Investments Inc.

CUSTODIAN
State Street Bank
     and Trust Company

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts
01581

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, New York 10154

This report is submitted for the general information of shareholders of Legg Mason Partners Capital Preservation Fund.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund.

©2006 Legg Mason Investor Services, LLC
Member NASD, SIPC

FD02570 6/06 SR06-61

Legg Mason Partners Capital Preservation Fund

The Fund is a series of Legg Mason Partners Trust II, a Massachusetts business trust.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the SEC's website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund's former Smith Barney Trust II – Smith Barney Capital Preservation Fund, Inc. name.

LEGG MASON

ITEM	2	.	CODE OF ETHICS.

			Not Applicable.

ITEM	3	.	AUDIT COMMITTEE FINANCIAL EXPERT.

			Not Applicable.

ITEM	4	.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

			Not applicable.

ITEM	5	.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

			Not applicable.

ITEM	6	.	SCHEDULE OF INVESTMENTS.

			Included herein under Item 1.

ITEM	7	.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
			MANAGEMENT INVESTMENT COMPANIES.

			Not applicable.

ITEM	8	.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

			Not applicable.

ITEM	9	.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
			COMPANY AND AFFILIATED PURCHASERS.

			Not applicable.

ITEM	10	.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

			Not applicable.

ITEM	11	.	CONTROLS AND PROCEDURES.

			(a) The registrant’s principal executive officer and principal
			financial officer have concluded that the registrant’s
			disclosure controls and procedures (as defined in Rule 30a-
			3(c) under the Investment Company Act of 1940, as amended (the
			“1940 Act”)) are effective as of a date within 90 days of the
			filing date of this report that includes the disclosure
			required by this paragraph, based on their evaluation of the
			disclosure controls and procedures required by Rule 30a-3(b)
			under the 1940 Act and 15d-15(b) under the Securities Exchange
			Act of 1934.

			(b) There were no changes in the registrant’s internal control
			over financial reporting (as defined in Rule 30a-3(d) under
			the 1940 Act) that occurred during the registrant’s last
			fiscal half-year (the registrant’s second fiscal half-year in
			the case of an annual report) that have materially affected,
			or are likely to materially affect the registrant’s internal
			control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Trust II

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Trust II

Date:	July 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Trust II

Date:	July 7, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Trust II

Date:	July 7, 2006